Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 12, 2022	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Net proceeds from common stock			$ 2,904	$ 0
Common stock, voting rights			Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.
ATM Program [Member]
Class of Stock [Line Items]
Stock issued, shares			1,644,200
Net proceeds from common stock			$ 2,800
Shelf [Member]
Class of Stock [Line Items]
Remaining value of securities available under the shelf			$ 247,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued, shares			1,644,200	9,599,998
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued, shares		9,599,998
Stock issued, price per shares		$ 9
Net proceeds from common stock		$ 86,100
Maximum [Member]
Class of Stock [Line Items]
Shelf offering value	$ 250,000
Weighted Average [Member] | ATM Program [Member]
Class of Stock [Line Items]
Stock issued, price per shares			$ 1.82
Cowen and Company LLC [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	$ 50,000
Cowen and Company LLC [Member] | Maximum [Member] | ATM Program [Member]
Class of Stock [Line Items]
Remaining value of securities available under the shelf			$ 47,000